<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of November, 2010.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 258
FORM 13F INFORMATION TABLE VALUE TOTAL: $496,687,507

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Agnico-Eagle Mines Ltd.
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
Angeion Corp.
Apache Corp.
Apple, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
8474108
01307800
13817101
H01301102
18490102
18772103
02209S103
25816109
03462H404
37411105
037833100

$13,897,359
$3,720,376
$5,182,760
$663,829
$203,504
$581,381
$376,500
$700,564
$225,167
$212,896
$435,742
$747,574
$237,890
$57,178
$5,507,407
$12,518,199


160,274
71,217
121,976
61,352
4,600
8,185
10,000
57,850
1,350
3,200
104,998
31,123
5,660
12,650
56,336
44,117

160,274
71,217
121,976
61,352
4,600
8,185
10,000
57,850
1,350
3,200
104,998
31,123
5,660
12,650
56,336
44,117



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Agnico-Eagle Mines Ltd.
Alberto-Culver Co.
Alcoa, Inc.
Alcon, Inc.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
Angeion Corp.
Apache Corp.
Apple, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

160,274
71,217
121,976
61,352
4,600
8,185
10,000
57,850
1,350
3,200
104,998
31,123
5,660
12,650
56,336
44,117

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Ashland, Inc.
AT&T Corp.
Atna Resources Ltd.
Aurizon Mines Ltd.
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

044209104
00206R102
04957F101
05155P106
53015103
057665200
05945K102
60505104
06425J102
67901108
71813109
54937107
07556Q105
075887109
084670207
84670108
88606108


$228,390
$2,002,775
$10,703
$101,324
$645,371
$5,550,757
$1,320,381
$5,505,644
$129,033
$579,782
$227,100
$8,689,316
$420,021
$515,514
$16,216,028
$2,490,000
$4,835,635


4,683
70,027
18,000
14,600
15,355
179,869
162,209
420,198
40,963
12,525
4,760
360,852
101,700
6,957
196,130
20
63,360


4,683
70,027
18,000
14,600
15,355
179,869
162,209
420,198
40,963
12,525
4,760
360,852
101,700
6,957
196,130
20
63,360










Ashland, Inc.
AT&T Corp.
Atna Resources Ltd.
Aurizon Mines Ltd.
Automatic Data Processing, Inc.
Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of the Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Beazer Homes USA Inc.
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,683
70,027
18,000
14,600
15,355
179,869
162,209
420,198
40,963
12,525
4,760
360,852
101,700
6,957
196,130
20
63,360


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Bioclinica, Inc.
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09070B100
09060J106
096627104
55622104
106902307
110122108
118230101
136385101
139793103
14040H105
14808P109
149123101
165167107
166764100
17275R102
172967101
191216100


$83,882
$31,790
$2,056,950
$637,847
$64,550
$366,310
$882,650
$657,400
$80,317
$240,345
$413,710
$9,227,748
$336,420
$1,565,238
$10,651,306
$762,567
$4,250,249


23,830
11,000
63,000
15,493
14,300
13,512
13,900
19,000
48,384
6,077
12,058
117,282
14,853
19,312
486,361
195,030
72,629


23,830
11,000
63,000
15,493
14,300
13,512
13,900
19,000
48,384
6,077
12,058
117,282
14,853
19,312
486,361
195,030
72,629









Bioclinica, Inc.
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cass Information Systems, Inc.
Caterpillar, Inc.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


23,830
11,000
63,000
15,493
14,300
13,512
13,900
19,000
48,384
6,077
12,058
117,282
14,853
19,312
486,361
195,030
72,629


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Coinstar, Inc.
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Crexus Investment Corp.
Crimson Exploration, Inc.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


19259P300
194162103
203372107
20451N101
206013104
20825C104
226553105
22662K207
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103
254687106
264399106

$203,128
$6,003,073
$3,095,221
$2,800,461
$1,885
$1,443,468
$439,095
$256,500
$13,700
$2,274,274
$132,603
$911,200
$215,899
$383,640
$7,823,246
$628,304
$789,140


4,725
78,104
130,380
36,550
18,850
25,134
36,500
90,000
10,000
72,268
26,000
27,200
3,094
12,000
120,841
18,982
44,559


4,725
78,104
130,380
36,550
18,850
25,134
36,500
90,000
10,000
72,268
26,000
27,200
3,094
12,000
120,841
18,982
44,559










Coinstar, Inc.
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Crexus Investment Corp.
Crimson Exploration, Inc.
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Duke Energy Corporation


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,725
78,104
130,380
36,550
18,850
25,134
36,500
90,000
10,000
72,268
26,000
27,200
3,094
12,000
120,841
18,982
44,559


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Dupont de nemours E.I.

Eaton Corp

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise GP Holdings LP

Enterprise Products Partners

EQT Corp.

Exactech, Inc.

Exeter Resource Corp.

Extorre Gold Mines

Exxon  Mobile Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


263534109
278058102
283702108
29076N206
268648102
291011104
292505104
29257A106
29273V100
29273R109
293716106
293792107
26884L109
30064 109
301838104
30227B109
302290101

$227,919
$383,414
$1,860,060
$147,923
$573,026
$1,274,425
$400,003
$1,363,680
$482,560
$2,428,484
$645,920
$4,074,109
$399,328
$326,400
$251,163
$169,765
$7,407,880


5,108
4,648
58,000
46,400
28,214
24,201
13,232
72,000
13,000
50,300
11,000
102,700
11,074
20,000
38,700
38,700
119,888


5,108
4,648
58,000
46,400
28,214
24,201
13,232
72,000
13,000
50,300
11,000
102,700
11,074
20,000
38,700
38,700
119,888










Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise GP Holdings LP
Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Exeter Resource Corp.
Extorre Gold Mines
Exxon  Mobile Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,108
4,648
58,000
46,400
28,214
24,201
13,232
72,000
13,000
50,300
11,000
102,700
11,074
20,000
38,700
38,700
119,888



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Fiserv, Inc.
Flextronics Intl. Ltd.
FNB United Corp.
Ford Motor Company
Forest Oil Corp.
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Geologix Explorations
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Global Geophysical Services
Gold Fields Ltd.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


306137100
31620M106
31946M103
337738108
Y2573F102
302519103
345370860
346091705
35671D857
36467W109
369550108
369604103
371939109
375558103
37733W105
379468107
38059T106



$78,948
$640,268
$1,034,548
$215,280
$340,837
$10,501
$427,592
$219,335
$3,116,564
$603,402
$409,082
$7,898,264
$3,603
$792,323
$238,503
$291,600
$515,821



25,800
23,600
5,584
4,000
56,430
15,001
34,934
7,385
36,498
30,614
6,513
486,047
11,200
22,250
6,035
40,000
33,780



25,800
23,600
5,584
4,000
56,430
15,001
34,934
7,385
36,498
30,614
6,513
486,047
11,200
22,250
6,035
40,000
33,780











Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Fiserv, Inc.
Flextronics Intl. Ltd.
FNB United Corp.
Ford Motor Company
Forest Oil Corp.
Freeport McMoran Copper & Gold
Gamestop Corp.
General Dynamics Corp.
General Electric Company
Geologix Explorations
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Global Geophysical Services
Gold Fields Ltd.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,800
23,600
5,584
4,000
56,430
15,001
34,934
7,385
36,498
30,614
6,513
486,047
11,200
22,250
6,035
40,000
33,780



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
IMPAX Labs, Inc.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


38141G104
38259P508
393122106
413353202
420261109
428236103
431284108
437076102
443510201
446150104
450913108
45256B101
458140100
459200101
06739F291
06740L451
46269C102



$3,922,455
$5,775,277
$1,201,907
$45
$2,155,165
$2,471,486
$1,249,575
$203,196
$584,183
$644,651
$502,787
$584,100
$6,254,515
$5,787,336
$369,103
$466,383
$384,300



27,130
10,984
38,535
22,455
60,846
58,747
38,484
6,414
11,511
113,695
28,390
29,500
325,756
43,144
4,872
10,000
45,000



27,130
10,984
38,535
22,455
60,846
58,747
38,484
6,414
11,511
113,695
28,390
29,500
325,756
43,144
4,872
10,000
45,000











Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntington Bancshares, Inc.
IAMGOLD Corp.
IMPAX Labs, Inc.
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ipath US Treasury 10-Year
Iridium Communications Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

27,130
10,984
38,535
22,455
60,846
58,747
38,484
6,414
11,511
113,695
28,390
29,500
325,756
43,144
4,872
10,000
45,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Pac Ex-Japan Indx Fd
Ishares MSCI South Korea Index
Ishares Russell Midcap Val Indx Fd
Ishares Russsell Mid-Cap Growth
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares S&P Midcap 400 Index
Ishares S&P Smallcap 600 Index
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287184
464285105
464287176
464287465
464287234
464286665
464286772
464287473
464287481
464287200
464287341
464287325
464287507
464287804
464285105
464288513
464287655

$2,371,800
$741,568
$5,021,450
$3,740,327
$9,022,229
$332,250
$754,209
$242,220
$215,222
$3,844,918
$634,875
$552,085
$1,121,120
$502,265
$349,760
$790,378
$1,281,150

55,390
57,935
46,043
68,105
201,524
7,500
14,100
6,000
4,320
33,583
18,750
10,900
14,000
8,500
27,325
8,812
18,980

55,390
57,935
46,043
68,105
201,524
7,500
14,100
6,000
4,320
33,583
18,750
10,900
14,000
8,500
27,325
8,812
18,980









Ishares FTSE XINHUA

Ishares Gold Trust

Ishares Lehman Treasury

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Pac Ex-Japan Indx Fd

Ishares MSCI South Korea Index

Ishares Russell Midcap Val Indx Fd

Ishares Russsell Mid-Cap Growth

Ishares S&P 500 Index Fund

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares S&P Midcap 400 Index

Ishares S&P Smallcap 600 Index

Ishares TR Comex Gold

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


55,390
57,935
46,043
68,105
201,524
7,500
14,100
6,000
4,320
33,583
18,750
10,900
14,000
8,500
27,325
8,812
18,980

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Russell 1000 Growth
Ishares TR Russell Midcap Indx Fd
Ishares TR S&P Citi 1-3 Yr, Intl.
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287614
464287499
464288125
478160104
487836108
494368103
494550106
496902404
50075N104
501014104
502424104
50540R409
523768109
52602 E102
534187109
536020100
548661107

$273,032
$2,273,077
$1,283,086
$13,019,283
$5,703,034
$376,835
$3,041,400
$279,032
$337,824
$58,624
$291,031
$337,249
$529,568
$400,422
$244,462
$1,214,480
$9,636,019

5,315
25,153
12,200
210,124
112,909
5,793
44,400
14,850
10,947
12,800
4,027
4,300
197,600
12,050
10,220
38,000
432,302

5,315
25,153
12,200
210,124
112,909
5,793
44,400
14,850
10,947
12,800
4,027
4,300
197,600
12,050
10,220
38,000
432,302









Ishares TR Russell 1000 Growth
Ishares TR Russell Midcap Indx Fd
Ishares TR S&P Citi 1-3 Yr, Intl.
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,315
25,153
12,200
210,124
112,909
5,793
44,400
14,850
10,947
12,800
4,027
4,300
197,600
12,050
10,220
38,000
432,302

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Mastercard, Inc.
McDonalds Corporation
Medco Health Solutions, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Minefinders Ltd.
Morgan, JP Chase & Co.
Mrgan JP Exch Trded NT Alrn MLP
Mosaic Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


559080106
57060U613
57060U605
57060U100
57636Q104
580135101
58405U102
58457V206
585055106
58933Y105
591520200
592688105
594918104
602900102
46625H100
46625H365
61945A107

$1,389,099
$2,394,537
$694,628
$337,817
$220,640
$7,161,156
$795,997
$94,986
$1,328,358
$5,841,305
$163,440
$945,744
$13,843,609
$229,554
$3,725,693
$845,187
$1,939,668

26,999
42,615
15,150
6,040
985
96,110
15,290
10,500
39,558
158,688
18,000
7,600
565,276
23,400
97,890
25,050
33,010

26,999
42,615
15,150
6,040
985
96,110
15,290
10,500
39,558
158,688
18,000
7,600
565,276
23,400
97,890
25,050
33,010









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
Mastercard, Inc.
McDonalds Corporation
Medco Health Solutions, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Minefinders Ltd.
Morgan, JP Chase & Co.
Mrgan JP Exch Trded NT Alrn MLP
Mosaic Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


26,999
42,615
15,150
6,040
985
96,110
15,290
10,500
39,558
158,688
18,000
7,600
565,276
23,400
97,890
25,050
33,010

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Netflix, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Niska Gas Storage Partners
Nisource, Inc.
Nokia Corp.
Norfolk Southern Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
NXP Semiconductors NV
Occidental Pete. Corp.
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Oxford Resource Partners LP
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pennymac Mortgage Investment Reit


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


64110L106
65080T102
65339F101
654678101
65473P105
654902204
655844108
66987E206
66987V109
N6596X109
674599105
678002106
680223104
691807101
703186205
70788P105
70931T103

$1,112,418
$84,777
$254,545
$620,800
$174,000
$332,194
$273,210
$769,085
$291,580
$631,890
$248,603
$228,337
$509,361
$1,381,660
$17
$2,948,940
$894,500

6,860
23,747
4,680
32,000
10,000
33,120
4,591
87,996
5,056
51,000
3,175
2,018
36,777
71,000
29,000
129,000
50,000

6,860
23,747
4,680
32,000
10,000
33,120
4,591
87,996
5,056
51,000
3,175
2,018
36,777
71,000
29,000
129,000
50,000









Netflix, Inc.

Newbridge Bancorp

Nextera Energy, Inc.

Niska Gas Storage Partners

Nisource, Inc.

Nokia Corp.

Norfolk Southern Corp.

NovaGold Resources, Inc.

Novartis A G Spon ADR F

NXP Semiconductors NV

Occidental Pete. Corp.

Oil Service Holders Dep.

Old Rep. Intl. Corp.

Oxford Resource Partners LP

Path 1 Network Techs.

Penn Virginia Group Holding LP

Pennymac Mortgage Investment Reit


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,860

23,747

4,680

32,000

10,000

33,120

4,591

87,996

5,056

51,000

3,175

2,018

36,777

71,000

29,000

129,000

50,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pepsico, Inc.
Perrigo Company
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI Emerging
Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
RF Micro Devices, Inc.
Ruddick Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


713448108
714290103
71654V408
717081103
718172109
72201B101
723787107
73935A104
74005P104
742718109
743263105
74347R396
747525103
755111507
758940100
749941100
781258108

$19,750,419
$682,659
$2,421,857
$3,873,689
$6,714,221
$210,720
$344,659
$253,986
$317,444
$12,918,018
$445,488
$333,900
$6,343,283
$353,338
$110,751
$85,739
$930,915

297,267
10,630
66,773
225,608
119,854
12,000
5,300
5,176
3,517
215,408
10,029
10,000
140,548
7,730
15,234
13,964
26,843

297,267
10,630
66,773
225,608
119,854
12,000
5,300
5,176
3,517
215,408
10,029
10,000
140,548
7,730
15,234
13,964
26,843









Pepsico, Inc.
Perrigo Company
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares Short MSCI Emerging
Qualcomm, Inc.
Raytheon Company
Regions Financial Corp.
RF Micro Devices, Inc.
Ruddick Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


297,267
10,630
66,773
225,608
119,854
12,000
5,300
5,176
3,517
215,408
10,029
10,000
140,548
7,730
15,234
13,964
26,843

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sector SPDR TR Technology
Sempra Energy
Silver Wheaton Corporation
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


78355W106
78462F103
78390X101
803111103
78401V102
806857108
808524706
81369Y803
816851109
828336107
83088M102
834156101
835495102
842632101
78463V107
78463X400
78467Y107

$381,420
$1,952,878
$847,244
$178,861
$751,991
$237,199
$430,100
$345,300
$210,089
$602,423
$608,318
$1,175
$3,657,065
$67,568
$1,611,666
$3,373,620
$431,674

9,000
17,111
53,019
13,318
24,110
3,850
15,865
15,000
3,905
22,605
29,430
10,000
109,362
38,610
12,600
44,250
2,965

9,000
17,111
53,019
13,318
24,110
3,850
15,865
15,000
3,905
22,605
29,430
10,000
109,362
38,610
12,600
44,250
2,965









Rydex S&P Equal Wt. ETF
S P D R Trust Unit
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
Sector SPDR TR Technology
Sempra Energy
Silver Wheaton Corporation
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
SPDR Gold Trust
SPDR S&P China ETF
SPDR S&P Midcap 400 ETF



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,000
17,111
53,019
13,318
24,110
3,850
15,865
15,000
3,905
22,605
29,430
10,000
109,362
38,610
12,600
44,250
2,965

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Spectra Energy Corp.
Stericycle, Inc.
Stryker Corporation
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
T J X Cos., Inc.
Take Two Interactive Software
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
Tortoise MLP Fund, Inc.
Toyota Motor CP ADR
Transocean, Inc.
Triangle Capital Corp.
Ultra Petroleum Corp.
Unifirst Corporation - Mass


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

847560109
858912108
863667101
86764L108
867914103
871829107
872540109
874054109
87611X105
87612E106
881624209
89148B101
892331307
H8817H100
895848109
903914109
904708104

$330,109
$833,760
$430,430
$786,500
$257,215
$8,124,492
$2,080,427
$620,822
$2,905,788
$458,088
$7,686,255
$1,409,330
$2,705,438
$2,412,547
$319,600
$459,681
$668,210

14,639
12,000
8,600
10,000
9,958
284,870
46,615
61,225
104,600
8,572
145,711
58,600
37,796
37,526
20,000
10,950
15,135

14,639
12,000
8,600
10,000
9,958
284,870
46,615
61,225
104,600
8,572
145,711
58,600
37,796
37,526
20,000
10,950
15,135





















Spectra Energy Corp.

Stericycle, Inc.

Stryker Corporation

Sunoco Logistics Partners LP

Suntrust Banks, Inc.

Sysco Corporation

T J X Cos., Inc.

Take Two Interactive Software

Targa Resources Partners LP

Target Corporation

Teva Pharmaceutical

Tortoise MLP Fund, Inc.

Toyota Motor CP ADR

Transocean, Inc.

Triangle Capital Corp.

Ultra Petroleum Corp.

Unifirst Corporation - Mass


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

14,639
12,000
8,600
10,000
9,958
284,870
46,615
61,225
104,600
8,572
145,711
58,600
37,796
37,526
20,000
10,950
15,135

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Union Pacific Corp.
United States Steel Corp.
United Technologies Corp.
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Large Cap
Vanguard Mid-Cap ETF
Vanguard Small Cap
Verizon Communications
VF Corporation
Visa, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

907818108
912909108
913017109
91912E105
922908413
921937819
922042858
922908736
922908637
922908629
922908751
92343V104
918204108
92826C839
931422109
931142103
949746101

$699,799
$393,683
$7,899,906
$4,441,122
$1,994,581
$1,157,105
$5,191,168
$296,892
$362,216
$433,336
$416,484
$495,010
$1,615,782
$811,291
$5,004,800
$6,180,168
$2,202,611

8,555
8,980
110,907
142,025
38,225
13,343
114,192
5,400
6,955
6,535
6,565
15,189
19,943
10,925
149,397
115,474
87,701

8,555
8,980
110,907
142,025
38,225
13,343
114,192
5,400
6,955
6,535
6,565
15,189
19,943
10,925
149,397
115,474
87,701





















Union Pacific Corp.

United States Steel Corp.

United Technologies Corp.

Vale SA ADR

Vanguard  S&P 500 ETF

Vanguard Bond Index

Vanguard Emerging Markets Vipers

Vanguard Growth ETF

Vanguard Large Cap

Vanguard Mid-Cap ETF

Vanguard Small Cap

Verizon Communications

VF Corporation

Visa, Inc.

Walgreen Company

Wal-Mart Stores, Inc.

Wells Fargo & Co.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

8,555
8,980
110,907
142,025
38,225
13,343
114,192
5,400
6,955
6,535
6,565
15,189
19,943
10,925
149,397
115,474
87,701

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Williams Partners LP
Yum Brands, Inc.
Zimmer Holdings, Inc.
Zions Bancorporation


common
common
common
common

96950F104
988498101
98956P102
989701107


$1,064,240
$373,086
$1,133,154
$459,881



25,100
8,100
21,654
21,530


25,100
8,100
21,654
21,530


Grand Total 09/30/10




$496,687,507

























Williams Partners LP

Yum Brands, Inc.

Zimmer Holdings, Inc.

Zions Bancorporation










0
0
0
0





0
0
0
0





25,100
8,100
21,654
21,530














0
0
0
0





0
0
0
0

















